LONG-TERM DEBT (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Disclosure of detailed information about borrowings

As at December 31,	2019	2018
Senior Notes
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	$280.1	$296.8
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	149.2	496.8
$300 million notes issued June 2013
Series B - 4.78% 10-year notes due June 2023 ($265 million)	240.2	260.4
$500 million notes issued March 2012
Series B - 4.36% 8-year notes due March 2020 ($85 million)	56.2	84.0
Series C - 4.76% 10-year notes due March 2022 ($200 million)	190.3	192.1
Series D - 4.91% 12-year notes due March 2024 ($140 million)	135.3	135.2
	1,051.3	1,465.3
Revolving Credit Facility
Revolving credit facility (net of capitalized debt issuance costs)	(3.4)	291.5

Debt from 50% interest in Canadian Malartic	—	1.9
Total debt (i)	$1,047.9	1,758.7
Less: current portion of long-term debt (Note 26)	(56.2)	(1.9)
Long-term debt	$991.7	1,756.8
(i)Balances are net of unamortized discounts and capitalized transaction costs of $10.1 million (December 31, 2018: $11.8 million).